SmartETFs Sustainable Energy II ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 95.4%	Value
	Electrification: 31.0%
1,962	Aptiv PLC*	$193,434
2,502	Gentherm Inc.*	135,759
5,616	Infineon Technologies AG	186,180
630	Installed Building Products Inc	78,681
6,804	Johnson Matthey PLC	135,160
414	LG Chem Ltd.	151,981
2,574	ON Semiconductor Corporation*	239,253
432	Samsung SDI Co., Ltd.	163,540
4,554	Sensata Technologies Holding	172,232
		1,456,219
	Energy Efficiency: 14.3%
2,628	Ameresco Inc.*	101,336
702	Hubbell Inc.	220,014
19,224	Nibe Industrier AB - B Shares	126,338
1,116	Trane Technologies PLC	226,448
		674,135

	Renewable Energy Generation: 18.1%
95,994	China Longyuan Power Group Corp Ltd.	83,604
183,000	China Suntien Green Energy Corp Ltd.	63,331
19,208	Iberdrola SA	215,170
2,934	Nextera Energy Inc.	168,089
2,178	Ormat Technologies Inc.	152,286
2,106	Orsted AS	114,965
5,112	Sunnova Energy International Inc.*	53,523
		850,967

	Renewable Equipment Manufacturing: 32.0%
5,004	Canadian Solar Inc.*	123,148
1,152	Eaton Corp. PLC	245,699
630	Enphase Energy Inc.*	75,695
1,044	First Solar Inc.*	168,700
2,646	Itron Inc.*	160,295
2,178	Legrand SA	201,034
1,278	Schneider Electric SE	212,116
432	Solaredge Technologies Inc.*	55,948
2,466	TPI Composites Inc.*	6,535
7,416	Vestas Wind Systems A/S	159,327
126,000	Xinyi Solar Holdings Ltd.	94,290
		1,502,786

	Total Common Stocks (Cost $5,497,406)	4,484,107

	Total Investments (Cost $5,497,406) - 95.4%	4,484,107
	Other Assets in Excess of Liabilities - 4.6%	216,921
	Total Net Assets - 100.0%	$4,701,028

*	Non-income producing security.

PLC - Public Limited Company